Semi-Annual Report to Shareholders


                          SATUIT CAPITAL MICRO CAP FUND



                                   A Series of
                         Satuit Capital Management Trust




                              For the Period Ended
                                 April 30, 2002

                          SATUIT CAPITAL MICRO CAP FUND
                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                 April 30, 2002
                                   (Unaudited)

Number                                                                 Market
of Shares      Security Description                                     Value
---------      ---------------------                                 ---------

               COMMON STOCKS:                        75.11%

               BASIC INDUSTRIALS:                     7.59%
2,480          IMCO Recycling, Inc.                                   $26,412
1,590          Maverick Tube Corp.*                                    28,859
2,460          NN, Inc.                                                27,552
1,210          Northwest Pipe Co.*                                     21,417
2,720          NS Group, Inc.*                                         27,118
1,050          Rock-Tenn Co. 'A'                                       16,044
1,730          Ryerson Tull                                            20,328
1,190          Schnitzer Steel Industries, Inc. 'A'                    23,693
3,620          Team, Inc.                                              30,335
1,930          Quaker Fabric Corp.                                     26,576
                                                                     ---------
                                                                      248,334

               CAPITAL GOODS:                         4.81%
2,550          Ceradyne, Inc.                                          20,502
  970          Drexler Technology Corp.*                               22,863
  590          EDO Corporation                                         18,261
  465          Engineered Support Systems, Inc.                        22,971
2,200          Optimal Robotics Corp. Class A*                         32,824
  930          Powell Industries, Inc.*                                21,855
1,340          Tessco Technologies, Inc.*                              18,211
                                                                     ---------
                                                                      157,487

               CAPITAL GOODS - TECH:                 17.14%
1,700          Anadlgics                                               17,238
2,170          August Technologies                                     31,465
1,650          Clearone Communication                                  27,043
3,900          Digitas, Inc.                                           19,188
1,740          ECtel LTD*                                              23,438
1,450          HPL Technologies, Inc.                                  17,342
  880          Hyperion Solutions                                      20,592
1,140          ICT Group, Inc.*                                        28,443
3,550          Norstan, Inc.                                           23,182
1,510          Oak Technology, Inc.*                                   21,487
3,080          Omnivision Technologies                                 36,590
1,910          Overland Data, Inc.*                                    15,604
3,110          Pinnacle Systems, Inc.*                                 28,923
3,090          Radyne Comstream, Inc.                                  13,287
2,970          Silicon Image, Inc.                                     28,661
3,670          Somera Communications                                   26,241
3,260          Sonic Solutions                                         20,864
  800          Sourcecorp                                              24,000
1,840          Syntel, Inc.                                            26,680
1,320          Sypris Solutions, Inc.*                                 23,760
1,010          Tier Technologies, Inc.'B'                              15,200
3,470          Watchguard Technologies                                 22,312
3,050          White Electronic                                        21,167
1,640          Zygo Corp.                                              28,060
                                                                     ---------
                                                                      560,767

               CONSUMER CYCLICALS:                   9.07%
3,270          Ashworth, Inc.                                          29,430
1,110          Benihana, Inc. Class A                                  21,567
1,120          Finish Line, Inc. 'A'*                                  22,702
1,190          Monro Muffler Brake, Inc.*                              23,919
1,180          Movado Group                                            26,904
1,270          Shoe Carnival, Inc.*                                    26,098
2,740          Sporting Authority                                      34,907
3,770          Tivo, Inc.                                              14,024
  730          Triarc Companies                                        20,440
1,110          Tuesday Morning Corp.*                                  29,582
1,520          Whitehall Jewellers, Inc.*                              29,944
2,980          Zomax, Inc.                                             17,135
                                                                     ---------
                                                                      296,652

               CONSUMER SERVICES:                    2.41%
  500          Action Performance Co.*                                 23,525
2,650          Concurrent Computer, Inc.*                              18,153
1,430          Daisytek International Corp.*                           22,780
1,290          Seachange International, Inc*                           14,358
                                                                     ---------
                                                                       78,816

               CONSUMER STAPLES:                     3.55%
1,690          Central European Distribution Corp.*                    25,604
1,390          Chattem, Inc.*                                          43,507
  990          Chesapeake Corp.                                        27,175
2,900          Gerber Childrenswear                                    19,720
                                                                     ---------
                                                                      116,006

               CREDIT CYCLICALS:                     2.27%
  870          Insituform Technologies, Inc. 'A'*                      21,620
2,090          Modtech Holdings, Inc.*                                 25,730
1,890          US Laboratories                                         27,064
                                                                     ---------
                                                                       74,414

               ENERGY:                               6.34%
  630          Gulfmark Offshore, Inc.*                                27,997
  840          Lufkin Industries, Inc.                                 24,419
1,160          Offshore Logistics, Inc.*                               23,432
  660          Houston Exploration Co.*                                20,453
  850          Prima Energy Corporation*                               21,166
  930          St. Mary Land Exploration Corporation*                  22,497
1,780          Tesco Corp.                                             20,292
  880          TETRA Technologies, Inc.*                               25,203
  890          Universal Compression Holdings*                         21,850
                                                                     ---------
                                                                      207,309

               FINANCIALS:                          10.11%
1,090          Bank of Northwest*                                      25,015
1,470          Camco Financial Corp.                                   20,654
1,280          Capital Bancorp Limited                                 24,454
1,740          Columbia Bancorp                                        20,045
  680          Connecticut Bankshares, Inc.                            21,760
  840          First State Bancorp                                     19,908
  600          Iberia Bankcorp                                         22,260
  935          Oriental Financial Group                                20,383
1,713          Pacific Continental Corp.*                              21,926
  660          Prosperity Bancshares, Inc.                             21,747
  980          R & G Financial Corp. 'B'                               19,610
1,243          Superior Financial Corp.*                               24,363
  530          SY Bancorp, Inc.                                        20,670
1,360          UMPQUA Holdings Corp.                                   21,964
1,896          VIB Corp.*                                              26,070
                                                                     ---------
                                                                      330,829

               HEALTHCARE/DRUGS:                     8.17%
2,400          Array Biopharma, Inc.*                                  23,448
2,840          Bioanalytical Systems, Inc.*                            17,040
2,100          Boron, Le Pore                                          24,990
1,300          Endocare, Inc.                                          24,947
1,730          Healthcare Services Group, Inc.*                        24,999
1,370          IDX Systems Corp.                                       23,660
1,230          Kendle International*                                   20,897
1,290          Medamicus, Inc.*                                        11,804
1,562          Merit Medical System                                    25,414
1,200          MIM Corp.                                               21,360
2,140          Quadramed Corp.                                         13,698
1,150          Quality Systems, Inc.*                                  17,742
2,080          Quovadx, Inc.*                                          17,243
                                                                     ---------
                                                                      267,242

               TRANSPORTATION:                       3.05%
2,920          Airtran Holdings                                        16,323
1,550          Amtran                                                  19,545
  930          Genesse & Wyoming, Inc. 'A'*                            20,330
2,210          Mesa Air Group                                          21,879
2,360          Providence & Worcester RR                               21,830
                                                                     ---------
                                                                       99,907

               UTILITIES:                            0.58%
1,320          CT Communications*                                      19,061
                                                                     ---------


               TOTAL INVESTMENTS:
               (Cost: $2,181,135)**                 75.11%         $2,456,824
               Other assets, net                    24.89%            814,134
                                                   -------          ----------
               NET ASSETS                          100.00%         $3,270,958
                                                   =======          ==========


*  Non-income producing
**Cost for Federal income tax purpose is $2,181,135 and net unrealized appreciation consists of:

                           Gross unrealized appreciation             $395,182
                           Gross unrealized depreciation             (119,493)
                                                                    ----------
                           Net unrealized appreciation               $275,689
                                                                    ==========

See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
April 30, 2002 (Unaudited)


ASSETS
  Investments at value (identified cost of $2,181,135)
    (Notes 1 & 3)                                                 $2,456,824
  Cash or cash equivalents                                           790,142

  Receivables:
      Dividends                                   $    571
      Interest                                         422
      Capital stock sold                            51,262
      Due from investment advisor                   12,281
                                                  --------
                                                                      64,536
         Other assets                                                  4,505
                                                                   ----------
               TOTAL ASSETS                                        3,316,007
                                                                   ----------
LIABILITIES
         Payable for securities purchased                             37,205
         Accrued expenses                                              7,844
                                                                   ----------
             TOTAL LIABILITIES                                        45,049
                                                                   ----------

NET ASSETS                                                        $3,270,958
                                                                  ===========

NET ASSETS CONSIST OF:

  At April 30, 2002 there were 1,000,000,000 shares of $.01 par value stock authorized and components of net assets are:
  Paid in capital                                                 $3,010,655
  Undistributed net loss                                             (20,206)
  Accumulated net realized gain on investments                         4,820
  Net unrealized appreciation of investments                         275,689
                                                                  -----------
  Net Assets                                                      $3,270,958
                                                                  ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE ($3,270,958/217,684 shares outstanding)           $15.03
                                                                     ========


See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME
         Interest                                                  $   1,729
         Dividend                                                      2,753
                                                                   ----------
              Total income                                         $   4,482
                                                                   ----------

EXPENSES
         Investment advisory fees (Note 2)                  $11,725
         Accounting and administrative services              11,874
         Custody fees                                         9,825
         Registration fees                                    1,710
         Transfer agent fees (Note 2)                         7,607
         Professional fees                                   19,764
         Insurance                                              355
         Miscellaneous                                        1,349
                                                          ----------
         Total expenses                                               64,209
         Management fee waivers and expenses reimbursed              (42,321)
                                                                   -----------

              Net expenses                                            21,888
                                                                   -----------

         Net investment loss                                         (17,406)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
         Net realized gain on investments                              22,204
         Net increase in unrealized appreciation on investments       239,043
                                                                   -----------
         Net gain on investments                                       261,247
                                                                   -----------
         Net increase in net assets resulting from operations     $    243,841
                                                                   ===========


See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                             Six months ended
                                              April 30, 2002    Period ended
                                               (Unaudited)    October 31, 2001*
                                             ---------------  ----------------

OPERATIONS
Net investment loss                              $(17,406)        $ (2,759)
   Net realized gain (loss) on investments         22,204          (17,425)
   Change in unrealized appreciation of
     investments                                  239,043            36,646
                                               ------------      ------------
   Net increase in net assets resulting
     from operations                              243,841            16,462

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting from
     capital share transactions**               2,571,384           439,271
                                               ------------       -----------
   Net increase in net assets                   2,815,225           455,733
   Net assets at beginning of period              455,733              -
                                               ------------       -----------
NET ASSETS at the end of the period            $3,270,958          $455,733
                                               ============       ===========

* Commencement of operation was December 12, 2000.

** A summary of capital share transactions follows:

                       Six months ended
                        April 30, 2002                   Period ended
                          (Unaudited)                  October 31, 2001 *
                   ------------------------         ------------------------
                   Shares             Value         Shares             Value
                   ------            ------         ------             ------
Shares sold        233,153       $3,288,415         52,410            631,639
Shares redeemed    (52,176)        (717,031)       (15,703)          (192,368)
                   --------      -----------      ---------         ----------
Net increase       180,977       $2,571,384         36,707           $439,271
                   ========      ===========      =========         ==========



See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                      Six months ended
                                       April 30, 2002           Period ended
                                         (Unaudited)          October 31, 2001*
Per Share Operating Performance
Net asset value, beginning of period       $  12.42              $  10.00
                                           ---------             ---------
Income from investment operations-
   Net investment loss                        (0.16)                (0.23)
   Net realized and unrealized gain on
       Investments                             2.77                  2.64
                                           ---------             ---------
   Total from investment operations            2.61                  2.42
                                           ---------             ---------
Net asset value, end of period             $  15.03              $  12.42
                                           =========             =========

Total Return                                  21.01%                24.20%
                                           =========             =========

Ratios/Supplemental Data
   Net assets, end of period (000's)        $  3,271             $    456
Ratio to average net assets
   Expenses                                    8.21%**              36.16%**
   Expenses, net of reimbursements and fee
        waivers                                2.80%**               1.65%**
   Investment loss, excluding reimbursements
        and fee waivers                       (7.64%)**            (35.66%)**
   Net investment loss                        (2.23%)**             (1.14%)**
Portfolio turnover rate                       49.28%               100.09%


* Commencement of operation was December 12, 2000.
** Annualized

See Notes to Financial Statements

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT") which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in December 2000 as a series of SCMT. The objective of the Fund is to seek to achieve long-term capital appreciation.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund had available for Federal tax purposes an unused capital loss carryforward of $17,425, available to offset future capital gains, if any, which expires in 2009.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

     E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.50% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses to 2.80% of average net assets through October 31, 2002. For the six months ended April 30, 2002, the Advisor waived fees of $11,725 and reimbursed expenses of $30,596. As of April 30, 2002, the Fund was due $12,281 from the Advisor.

     The Advisor will be entitled to reimbursement of fees waived and expenses reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of April 30, 2002 was $42,321.

     Certain officers and/or Trustees of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.


NOTE 3-INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $2,465,254 and $659,823, respectively.


NOTE 4-SECURITIES LENDING

     At April 30, 2002 securities valued at $525,097 were on loan to brokers. For collateral, the Fund received shares of an overnight repurchase agreement valued at $542,360. Income from securities lending amounted to $100 for the period ended April 30, 2002. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investment Adviser:

         Satuit Capital Management, LLC
                  146 Front Street, Suite 204
                  Mill Wharf Plaza
                  Scituate, Massachusetts 02066


Distributor:

         First Dominion Capital Corp.
                  1500 Forest Avenue, Suite 223
                  Richmond, Virginia 23229


Independent Auditors:

         McCurdy & Associates Cpa's, Inc.
                  27955 Clemens Road
                  Westlake, Ohio 44145


Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Satuit Capital Micro Cap Fund's Transfer Agent:

Fund Services, Inc.
         Post Office Box 26305
         Richmond, Virginia 23260
         (800) 628-4077 Toll Free